U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form before
preparing Form.
	Please print or type.



1.	Name and address of issuer:
Prudential Global Total Return
Fund, Inc., 100 Mulberry Street,
Gateway Center Three, Newark, NJ
07102-4077.

2. 		Name of each series or class of
securities for which 	this Form is
filed (If the Form is being filed for
all 	series and classes of
securities of the issuer, check 	the
box but do not list series or
classes):
[
X
]

3.	Investment Company Act File Number:
811-4661
Securities Act File Number: 33-
63943

     4(a).Last day of fiscal year for which
this Form is
          filed: December 31, 2001.

 (b).[ ] Check box if this Form is being
filed late (i.e. more than 90
calendar days after the end of the
issuers fiscal year). (See
Instruction A.2)

Note: If the Form is being filed late,
interest must be paid on the
registration fee due.

4(c).[ ] Check box if this is the last
time the issuer will be filing this
Form.

	5.	Calculation of registration fee:

    (i) Aggregate sale price of
securities
             sold during the fiscal year
pursuant to
   rule 24(f):
	 $957,392

   (ii) Aggregate price of securities
redeemed or
             repurchased during the fiscal
year
             (if applicable):
	 $48,930,525

  (iii) Aggregate price of securities
redeemed or
             repurchased during any prior
fiscal
   year ending no earlier than
October
   11,1995 that were not previously
used
   to reduce registration fees
payable to
   the Commission.
	  $186,353,635

(iv) 	Total available redemption
credits
	   [add items 5(ii) and 5(iii)].
	  $235,284,160

(v) 	Net sales - If item 5(i)is
greater
    than Item 5 (iv) [subtract item
5(iv)
    from item 5(i).
	  $  0

(vi) 	Redemption credits available
for use
	   in future years.
	   -if item 5(i)is less than item
5(iv)
	   [subtract item 5(i)from item
(5(iv)]   $234,326,768

  (vii) Multiplier for determining
registration
     fee. (See instruction C.9):
	   X .000092

(viii) 	Registration fee due [multiply
item
	   5(v) by item 5 (vii)] enter 0 if
      no fee is due.
	  =$   0

6. Prepaid Shares

If the response to item 5(i) was
determined by         deducting an
amount of securities that were
registered under the Securities Act
of 1933 pursuant to rule 24e-2 as
in effect before October 11, 1997,
then report the amount of
securities (number of shares or
other units) deducted here:
10,039,490. If there is a number of
shares or other units that were
registered pursuant to rule 24e-2
remaining unsold at the end of the
fiscal year for which this form is
filed that are available for use by
the issuer in future fiscal years,
then state that number here:  0  .

 7. Interest due - if this Form is being
filed
   more than 90 days after the end of
the
   issuers fiscal year (See
Instruction D): +$    0

8. Total of the amount of the
registration fee due
   plus any interest due [line 5(viii)
plus
   line 7]:
	  =$    0

9. 	Date the registration fee and any
interest
   payment was sent to the Commissions
lockbox
   depository: N/A

   Method of Delivery:   N/A

			[ ]	Wire Transfer
			[ ]  Mail or other means






	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)	Maria G. Master
						Maria G. Master
						Assistant
Secretary


	Date: March 22, 2002




































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PRUDENTIAL GLOBAL TOTAL RETURN FUND,
INC.
Gateway Center Three
100 Mulberry Street, 4th Floor
Newark, NJ 07102-4077



	March 22, 2002

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

	Re:	Rule 24f-2 Notice for Prudential Global
Total
Return Fund, Inc.
		File Nos. 33-63943 and 811-4661_

	On behalf of Prudential Global Total Return
Fund, Inc.
enclosed for filing under the Investment Company Act of 1940 is one copy of the Rule 24f-2 Notice. This document has been filed using the EDGAR system. Should you have any questions, please contact me at (973) 367-3028.

							Very truly
yours,


							Maria G.
Master
							Maria G.
Master
							Assistant
Secretary





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